Employee Benefit	12 Months Ended
Dec. 31, 2022
Employee Benefit
19.
EMPLOYEE BENEFIT

Full time employees of the Group participate in government mandated defined contribution plan, pursuant to which certain welfare benefits are provided to employees. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB93,658, RMB56,490 and RMB54,510 (US$7,903) for the years ended December 31, 2020, 2021 and 2022, respectively.